Cover	Jul. 21, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Signing Day Sports, Inc., a Delaware corporation (the “Company” or “Signing Day Sports”), is filing this Amendment No. 3 on Form 8-K/A to amend the Current Report on Form 8-K filed by the Company with the U.S. Securities and Exchange Commission (the “SEC”) on July 22, 2025 (the “Original Form 8-K”), as amended by the Amendment No. 1 on Form 8-K/A filed by the Company with the SEC on August 29, 2025 (the “First Amended Form 8-K”), as amended by the Amendment No. 2 on Form 8-K/A filed by the Company with the SEC on September 25, 2025 (the “Second Amended Form 8-K”), to amend Item 9.01. Other than as disclosed, this filing does not update, amend, or modify any information, statement or disclosure contained in or filed with the Original Form 8-K, the First Amended Form 8-K, or the Second Amended Form 8-K. Capitalized terms used but not defined herein shall have the respective meanings assigned thereto in the Second Amended Form 8-K.
Document Period End Date	Jul. 21, 2025
Entity File Number	001-41863
Entity Registrant Name	SIGNING DAY SPORTS, INC.
Entity Central Index Key	0001898474
Entity Tax Identification Number	87-2792157
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	8355 East Hartford Rd.
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85255
City Area Code	480
Local Phone Number	220-6814
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	SGN
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false